Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses
	Consolidated
	2025	2024	2023
	$	$	$
Salaries and benefits	2,701,014	1,364,481	1,456,719
Marketing services	288,501	249,373	245,673
Travel expenses	120,935	134,445	85,882
Depreciation	71,666	81,159	113,074
Occupancy and office expenses	86,461	71,682	81,482
Other	58,919	64,286	105,370

	3,327,496	1,965,426	2,088,200